1. Summary of Significant Accounting Policies and Use of Estimates: Advertising Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Advertising Expense	$ 172,400	$ 77,900	$ 145,595	$ 80,847